Shareholders' Equity - Summary of Inputs Used in the Measurement of the Fair Values and the Related Fair Values at the Grant Dates (Detail)		6 Months Ended
	Feb. 13, 2018 $ / shares	Jun. 30, 2018 € / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price at grant date | $ / shares	$ 18.00
Key management personnel [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility (weighted-average)		95.10%
Contractual life		10 years
Expected dividends		0.00%
Key management personnel [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at grant date		€ 9.34
Share price at grant date		14.57
Exercise price		€ 14.57
Risk-free interest rate (based on government bonds)		2.79%
Key management personnel [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at grant date		€ 9.45
Share price at grant date		14.87
Exercise price		€ 14.87
Risk-free interest rate (based on government bonds)		2.94%
All other employees [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility (weighted-average)		94.60%
Contractual life		10 years
Expected dividends		0.00%
All other employees [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at grant date		€ 9.30
Share price at grant date		14.57
Exercise price		€ 14.57
Risk-free interest rate (based on government bonds)		2.84%
All other employees [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at grant date		€ 10.37
Share price at grant date		18.24
Exercise price		€ 18.24
Risk-free interest rate (based on government bonds)		2.94%